Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit (loss) before taxation	$ 7,180	$ (2,295)	$ (9,571)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	1,603	1,274	1,829
Depreciation, depletion and amortization	15,584	14,505	15,219
Impairment and (gain) loss on sale of businesses and fixed assets	6	(2,796)	1,243
Earnings from joint ventures and associates	(2,507)	(1,960)	(1,811)
Dividends received from joint ventures and associates	1,253	1,105	1,614
Interest receivable	(304)	(200)	(247)
Interest received	375	267	176
Finance costs	2,074	1,675	1,347
Interest paid	(1,572)	(1,137)	(1,080)
Net finance expense relating to pensions and other post-retirement benefits	220	190	306
Share-based payments	661	779	321
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(394)	(467)	(592)
Net charge for provisions, less payments	2,106	4,487	11,792
(Increase) decrease in inventories	(848)	(3,681)	3,375
(Increase) decrease in other current and non-current assets	(4,848)	(1,172)	6,796
Increase (decrease) in other current and non-current liabilities	2,344	1,655	(9,328)
Income taxes paid	(4,002)	(1,538)	(2,256)
Net cash provided by operating activities	18,931	10,691	19,133
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(16,562)	(16,701)	(18,648)
Acquisitions, net of cash acquired	(327)	(1)	23
Investment in joint ventures	(50)	(50)	(265)
Investment in associates	(901)	(700)	(1,312)
Total cash capital expenditure	(17,840)	(17,452)	(20,202)
Proceeds from disposals of fixed assets	2,936	1,372	1,066
Proceeds from disposals of businesses, net of cash disposed	478	1,259	1,726
Proceeds from loan repayments	349	68	110
Net cash used in investing activities	(14,077)	(14,753)	(17,300)
Financing activities
Net issue (repurchase) of shares	(343)	0	0
Proceeds from long-term financing	8,712	12,442	8,173
Repayments of long-term financing	(6,276)	(6,685)	(6,426)
Net increase (decrease) in short-term debt	(158)	51	473
Net increase (decrease) in non-controlling interests	1,063	887	(5)
Dividends paid
BP shareholders	(6,153)	(4,611)	(6,659)
Non-controlling interests	(141)	(107)	(91)
Net cash provided by (used in) financing activities	(3,296)	1,977	(4,535)
Currency translation differences relating to cash and cash equivalents	544	(820)	(672)
Increase (decrease) in cash and cash equivalents	2,102	(2,905)	(3,374)
Cash and cash equivalents at beginning of year	23,484	26,389	29,763
Cash and cash equivalents at end of year	$ 25,586	$ 23,484	$ 26,389